CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net loss	$ (4,786,177)	$ (9,999,537)	$ (24,906,744)	$ (39,203,719)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on disposal of assets			455,051	577,314
Impairment loss	0	485,000	589,700	0
Depreciation and amortization	252,480	330,968	1,247,576	1,069,547
Stock based compensation expense	1,406,131	920,799	4,012,585	7,504,316
Loss on extinguishment of debt			1,655,825	0
Accretion of final fee premium	0	125,012	293,614	390,548
Amortization of discount on debt	0	68,223	113,780	173,803
Net realized loss on short-term investments			6,400	0
Amortization of premiums on short-term investments	0	10,877	9,230	107,261
Deferred rent	(79,586)	(66,119)	(140,863)	(201,037)
Interest income accrued on short-term investments	0	151,583	(90,330)	(84,182)
Change in fair value of derivative financial instruments-warrants	129,689	(555,506)	(3,401,072)	(2,462,137)
Changes in operating assets and liabilities:
Increase in other assets			0	(789,739)
(Increase) decrease in accounts receivable and unbilled receivable	72,674	20,112	23,365	(1,724)
Decrease (increase) in prepaid expenses and other current assets	97,684	110,957	(208,185)	(277,327)
Increase (decrease) in accounts payable and accrued expenses	50,958	(360,577)	(2,940,999)	2,157,221
Net cash used in operating activities	(2,856,147)	(8,758,208)	(23,281,067)	(31,039,855)
Investing activities:
Capital expenditures, net	(5,100)	(11,452)	(101,101)	(823,483)
Proceeds from disposals of capital equipment			1,540	0
Maturities of short-term investments	0	14,000,000	16,431,837	13,750,000
Purchases of short-term investments	0	(8,804,604)	(8,804,604)	(37,760,166)
Sales of short-term investments			16,434,553	0
Net cash (used in) provided by investing activities	(5,100)	5,183,944	23,962,225	(24,833,649)
Financing activities:
Proceeds from sale of common stock and warrants			11,727,153	2,364,801
Proceeds from exercise of warrants	1,449,167	0
Payments of stock issuance costs			(866,039)	(79,386)
Proceeds from exercise of options			0	366,966
Borrowings under equipment line of credit			0	792,251
Repayments of equipment line of credit	(156,526)	(156,526)	(626,104)	(52,175)
Proceeds from borrowings under long-term debt, net of costs			0	7,805,085
Payment upon debt extinguishment			(1,613,067)	0
Repayments of long-term debt			(15,000,000)	(8,896,166)
Net cash provided by (used in) financing activities	1,292,641	(156,526)	(6,378,057)	2,301,376
Effect of exchange rate changes on cash and cash equivalents	0	(844)	7,569	(5,825)
Net change in cash and equivalents	(1,568,606)	(3,731,634)	(5,689,330)	(53,577,953)
Cash and cash equivalents-Beginning of period	8,225,764	13,915,094	13,915,094	67,493,047
Cash and cash equivalents-End of period	6,657,158	10,183,460	8,225,764	13,915,094
Supplementary disclosure of cash flow activity:
Cash paid for taxes			800	4,560
Cash paid for interest	16,417	300,040	668,465	1,103,677
Supplemental disclosure of non-cash investing and financing activities:
Warrants issued in connection with long-term debt			0	148,885
Preferred stock dividends accrued	$ 6,060	$ 6,060	24,240	24,240
Leasehold improvements paid for by lessor			$ 0	$ 1,860,000